ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2025	2024
	U.S. dollars in thousands
Accrued expenses*	3,608	2,195
Other current liabilities**	2,078	503
Payable in respect to the Global Termination Agreement	5,685	6,693
Employees and related liabilities	543	510
Government institutions	102	92
	12,016	9,993

* Accrued expenses expected to be settled beyond twelve months from the reporting date amount to approximately $0.5 million as of December 31, 2025 and are presented as non-current liabilities.